Supplement Dated July 24, 2026

To The Prospectus Dated April 27, 2026

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective July 15, 2026, for the JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund, please delete all references to and information for Adam Benjamin.

Effective June 23, 2026, for the JNL/Lord Abbett Short Duration Income Fund, please delete all references to and information for Harris Trifton.

Effective July 1, 2026, for the JNL/Mellon Bond Index Fund and JNL Bond Index Fund, please delete all references to and information for Gregg A. Lee, CFA.

In the sections, “Summary Overview of Each Fund” and “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/BlackRock Global Allocation Fund, please delete the last paragraph in the entirety.

Effective June 8, 2026, in the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/First Sentier Global Infrastructure Fund, please delete the “Average Annual Total Returns Tables” in the entirety and replace with the following:

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/First Sentier Global Infrastructure Fund (Class A)	17.55%	6.72%	6.96%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
S&P Global Infrastructure Index (Net) (reflects no deduction for fees, expenses, or taxes)	21.54%	10.02%	8.47%
FTSE Global Core Infrastructure 50/50 Index (Net) (reflects no deduction for fees, expenses, or taxes)	14.36%	6.95%	7.79%

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/First Sentier Global Infrastructure Fund (Class I)	17.97%	7.04%	7.25%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
S&P Global Infrastructure Index (Net) (reflects no deduction for fees, expenses, or taxes)	21.54%	10.02%	8.47%
FTSE Global Core Infrastructure 50/50 Index (Net) (reflects no deduction for fees, expenses, or taxes)	14.36%	6.95%	7.79%

Effective July 1, 2026, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Mellon Bond Index Fund, please delete the “Portfolio Managers” table and corresponding endnote in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Marlene Walker Smith	June 2025	Senior Director and Chief Investment Officer, Mellon
Bryan Steele	July 2026	Senior Vice President, Senior Portfolio Manager – Fixed Income, Mellon

Effective July 1, 2026, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Bond Index Fund, please delete the “Portfolio Managers” table and corresponding endnote in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Marlene Walker Smith	June 2025	Senior Director and Chief Investment Officer, Mellon
Bryan Steele	July 2026*	Senior Vice President, Senior Portfolio Manager – Fixed Income, Mellon

* The Fund serves as the Master Fund for the JNL/Mellon Bond Index Fund (“Feeder Fund”). Marlene Walker Smith and Bryan Steele joined the Feeder Fund’s management team in 2025 and 2026, respectively.

Effective July 1, 2026, in the section, “Additional Information About Each Fund,” under “Portfolio Management of the Master Fund,” for the JNL/Mellon Bond Index Fund, after the second paragraph, please add the following:

Bryan Steele is Senior Vice President, Senior Portfolio Manager, Fixed Income at Mellon. He leads a team of fixed income portfolio managers and is responsible for strategy development, risk oversight, portfolio implementation, and performance evaluation across U.S. and international fixed income strategies.  Prior to his current role, Mr. Steele served as a senior trader in Buy-Side Trading Solutions at Mellon. He previously worked as a senior trader at Standish Mellon Asset Management, focusing on asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), collateralized loan obligations (CLO), and non-agency residential mortgage-backed securities (RMBS). Mr. Steele originally joined Mellon in 2005 and returned in 2013, following three years outside Mellon on the sell side as a director in institutional fixed income sales. Earlier in his Mellon career, he led trading for short duration and index strategies within Cash Investment Strategies (CIS) and served as a fixed income research manager supporting Mellon Bank’s Global Securities Lending Group. He has been in the investment industry since 2004. Mr. Steele holds an MBA from Carnegie Mellon University and a BA from Muhlenberg College.

Effective July 1, 2026, in the section, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL Bond Index Fund, after the third paragraph, please add the following:

Bryan Steele is Senior Vice President, Senior Portfolio Manager, Fixed Income at Mellon. He leads a team of fixed income portfolio managers and is responsible for strategy development, risk oversight, portfolio implementation, and performance evaluation across U.S. and international fixed income strategies.  Prior to his current role, Mr. Steele served as a senior trader in Buy-Side Trading Solutions at Mellon. He previously worked as a senior trader at Standish Mellon Asset Management, focusing on asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), collateralized loan obligations (CLO), and non-agency residential mortgage-backed securities (RMBS). Mr. Steele originally joined Mellon in 2005 and returned in 2013, following three years outside Mellon on the sell side as a director in institutional fixed income sales. Earlier in his Mellon career, he led trading for short duration and index strategies within Cash Investment Strategies (CIS) and served as a fixed income research manager supporting Mellon Bank’s Global Securities Lending Group. He has been in the investment industry since 2004. Mr. Steele holds an MBA from Carnegie Mellon University and a BA from Muhlenberg College.

In the section, “Management of the Trust,” under “Management Fee,” please delete the table rows and corresponding endnotes for the JNL Multi-Manager Emerging Markets Equity Fund and JNL Multi-Manager Mid Cap Fund in the entirety and replace with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Asset as of December 31, 2025
JNL Multi-Manager Emerging Markets Equity Fund[8,14,15]	$0 to $250 million	.800%
	$250 million to $3 billion	.750%
	$3 billion to $5 billion	.740%
	Over $5 billion	.730%	0.76%
JNL Multi-Manager Mid Cap Fund[16,17]	$0 to $500 million	.625%
	$500 million to $1 billion	.600%
	$1 billion to $3 billion	.580%
	$3 billion to $5 billion	.570%
	Over $5 billion	.560%	0.63%
[8]	JNAM has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees payable to an affiliate of T. Rowe Price attributable to the Fund’s investment in funds managed by that affiliate. The waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The waiver will continue for at least one year from the date of this Prospectus, so long as the sub-advisory agreement remains in effect, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver. The impact of this waiver was less than 0.01% for the previous fiscal year.
[14]	As of June 8, 2026, JNAM will voluntarily waive 0.06% of management fees on the Fund’s assets up to $250 million, 0.01% on assets between $250 million and $1 billion, and 0.02% assets over $1 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.
[15]	As of May 13, 2026, JNAM will voluntarily waive 0.14% of the Fund’s net assets invested in the JNL Emerging Markets Index Fund. There is no guarantee that JNAM will continue to provide the waiver in the future.
[16]	As of June 8, 2026, JNAM will voluntarily waive 0.025% of management fees on the Fund’s assets up to $500 million and 0.03% on assets over $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
[17]	As of May 13, 2026, JNAM will voluntarily waive 0.08% of the Fund’s net assets invested in the JNL Mid Cap Index Fund. There is no guarantee that JNAM will continue to provide the waiver in the future.

This Supplement is dated July 24, 2026.

Supplement Dated July 24, 2026

To The Statement of Additional Information Dated April 27, 2026

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective July 15, 2026, for the JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund, please delete all references to and information for Adam Benjamin.

Effective June 23, 2026, for the JNL/Lord Abbett Short Duration Income Fund, please delete all references to and information for Harris Trifton.

Effective July 1, 2026, for the JNL/Mellon Bond Index Fund and JNL Bond Index Fund, please delete all references to and information for Gregg A. Lee, CFA.

On page 138, in the section, “Trustees and Officers of the Trust,” please delete the table row for Elisa Zúñiga Ramírez in the entirety and replace with the following:

Name, Address, and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex Overseen by Trustee
Elisa Zúñiga Ramírez (57) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/2026 to present)	124
Principal Occupation(s) During Past 5 Years: President, Exito Consulting (10/2022 to present)

Other Directorships Held by Trustee During Past 5 Years:

Director, Compensation Committee Member, and Nominating/Governance Committee Member (10/2023 to present) and Audit Committee Chair (5/2025 to present), Century Communities, Inc.; Director (4/2022 to present) and Audit Committee Chair (1/2026 to present), Trust for Professional Managers; Director and Audit & Asset/Liability Committee Member, Peoples Financial Services Corporation (3/2022 to 5/2026); Director and Environmental, Social and Governance Advisory Committee Member, Bow River Capital (1/2021 to 12/2024); Director (1/2021 to 12/2024) and Board Chair (1/2023 to 12/2024), Denver Employees Retirement Plan

Effective July 1, 2026, on page 243, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Mellon Investments Corporation, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL/Mellon Bond Index Fund and JNL Bond Index Fund in the entirety and replace with the following, which reflects information as of June 30, 2026:

JNL/Mellon Bond Index Fund and JNL Bond Index Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Marlene Walker Smith	Other Registered Investment Companies	155	$203.99 billion	0	$0
	Other Pooled Vehicles	144	$165.62 billion	0	$0
	Other Accounts	216	$171.46 billion	0	$0

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				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Bryan Steele	Other Registered Investment Companies	15	$24.09 billion	0	$0
	Other Pooled Vehicles	32	$26.30 billion	0	$0
	Other Accounts	22	$34.65 billion	0	$0

Effective July 1, 2026, on page 244, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Mellon Investments Corporation, under “Security Ownership of Portfolio Managers,” please delete the table for the JNL/Mellon Bond Index Fund and JNL Bond Index Fund in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/Mellon Bond Index Fund and JNL Bond Index Fund as of June 30, 2026

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Marlene Walker Smith	X
Bryan Steele	X

This Supplement is dated July 24, 2026.

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